SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
At beginning of year	$ 31,290	$ 6,324
Addition in the year	54,255	34,740
Currency realignment	2,560	23
Interest charged (Note 23)	2,597	629
Payment made	(17,643)	(10,426)
At end of year	$ 73,059	$ 31,290